UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	1.58%	1.26%
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	$ 5,112,561	$ 3,536,897
Grupo Aval’s maximum exposure	5,112,561	3,536,897
Unconsolidated structured entities [member] | Trade receivables / other accounts receivable
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	25,183	40,149
Unconsolidated structured entities [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	5,087,378	3,496,748
Securitisation vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	7,385	10,102
Grupo Aval’s maximum exposure	7,385	10,102
Securitisation vehicles [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	7,385	10,102
Managed funds [member]
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	5,105,176	3,526,795
Grupo Aval’s maximum exposure	5,105,176	3,526,795
Managed funds [member] | Trade receivables / other accounts receivable
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	25,183	40,149
Managed funds [member] | Financial assets at fair value through profit or loss, category [member] | Investment securities at fair value
Disclosure of unconsolidated structured entities [line items]
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	$ 5,079,993	$ 3,486,646